Severance, acquisition and other costs (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Analysis of income and expense [abstract]
Severance	$ (7)	$ (2)	$ (104)	$ (10)
Acquisition and other	0	(20)	8	(28)
Total severance, acquisition and other costs	$ (7)	$ (22)	$ (96)	$ (38)